UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2018

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Equity Fund

The fund's portfolio
2/28/18 (Unaudited)

COMMON STOCKS (88.4%)(a)
			Shares	Value

Aerospace and defense (3.3%)

Boeing Co. (The)			3,288	$1,190,946

Huntington Ingalls Industries, Inc.			623	163,232

L3 Technologies, Inc.			2,213	459,308

Northrop Grumman Corp.			1,564	547,463

Raytheon Co.			1,509	328,223

Spirit AeroSystems Holdings, Inc. Class A			1,794	163,774

				2,852,946
Agency (0.1%)

Poste Italiane SpA (Italy)			9,447	81,131

				81,131
Airlines (0.7%)

ANA Holdings, Inc. (Japan)			1,600	64,138

Deutsche Lufthansa AG (Germany)			1,641	55,175

International Consolidated Airlines Group SA (Spain)			3,566	30,017

Japan Airlines Co., Ltd. (Japan)			500	19,055

Qantas Airways, Ltd. (Australia)			9,799	44,514

Southwest Airlines Co.			7,217	417,431

				630,330
Automotive (1.1%)

Brilliance China Automotive Holdings, Ltd. (China)			14,000	37,509

Fiat Chrysler Automobiles NV (Italy)(NON)			7,958	168,962

Ford Motor Co.			3,571	37,888

Lear Corp.			945	176,309

Nissan Motor Co., Ltd. (Japan)			5,100	53,512

Peugeot SA (France)			6,368	143,336

Renault SA (France)			687	74,259

Suzuki Motor Corp. (Japan)			300	17,147

Toyota Motor Corp. (Japan)			1,700	114,519

Visteon Corp.(NON)			768	95,109

				918,550
Banking (6.7%)

Bank of China, Ltd. (China)			123,000	66,311

BNP Paribas SA (France)			2,942	232,622

China Construction Bank Corp. (China)			196,000	201,576

Citigroup, Inc.			16,921	1,277,366

DNB ASA (Norway)			4,475	87,845

Grupo Financiero Galicia SA ADR (Argentina)			723	45,506

HDFC Bank, Ltd. (India)			1,880	53,960

Industrial & Commercial Bank of China, Ltd. (China)			140,000	119,511

Industrial Bank of Korea (South Korea)			6,854	107,966

Japan Post Bank Co., Ltd. (Japan)			800	10,928

JPMorgan Chase & Co.			15,781	1,822,706

Mitsubishi UFJ Financial Group, Inc. (Japan)			34,242	241,811

PNC Financial Services Group, Inc. (The)			2,185	344,487

Regions Financial Corp.			18,026	349,885

Resona Holdings, Inc. (Japan)			30,100	171,131

Sberbank of Russia PJSC ADR (Russia)			8,077	163,696

Societe Generale SA (France)			1,131	64,845

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			1,200	48,332

SunTrust Banks, Inc.			3,400	237,456

Synovus Financial Corp.			1,071	52,800

TCF Financial Corp.			2,410	53,743

United Overseas Bank, Ltd. (Singapore)			5,000	104,634

				5,859,117
Beverage (1.2%)

Asahi Group Holdings, Ltd. (Japan)			300	15,300

Coca-Cola Amatil, Ltd. (Australia)			15,445	103,904

Dr. Pepper Snapple Group, Inc.			873	101,486

Heineken Holding NV (Netherlands)			660	65,584

PepsiCo, Inc.			6,562	720,048

				1,006,322
Biotechnology (1.3%)

Amgen, Inc.			1,586	291,459

Biogen, Inc.(NON)			241	69,647

Celgene Corp.(NON)			4,297	374,355

Gilead Sciences, Inc.			3,780	297,599

Vertex Pharmaceuticals, Inc.(NON)			829	137,639

				1,170,699
Broadcasting (0.6%)

Discovery Communications, Inc. Class A(NON)			15,284	371,707

Liberty SiriusXM Group Class A(NON)			1,960	82,222

RTL Group SA (Belgium)			585	51,353

				505,282
Building materials (0.2%)

Masco Corp.			3,889	159,916

				159,916
Cable television (0.4%)

AMC Networks, Inc. Class A(NON)			1,549	81,431

Megacable Holdings SAB de CV (Units) (Mexico)			11,554	50,744

Sky PLC (United Kingdom)			12,290	227,789

				359,964
Chemicals (1.7%)

Asahi Kasei Corp. (Japan)			6,500	83,438

Ashland Global Holdings, Inc.			406	28,753

BASF SE (Germany)			852	89,452

Celanese Corp. Ser. A			254	25,618

Covestro AG (Germany)			1,538	174,207

Evonik Industries AG (Germany)			4,324	159,963

Formosa Plastics Corp. (Taiwan)			19,000	66,473

Huntsman Corp.			7,250	233,958

Indorama Ventures PCL (Foreign depositary shares) (Thailand)			20,300	34,922

Kuraray Co., Ltd. (Japan)			2,900	50,470

Mitsubishi Chemical Holdings Corp. (Japan)			8,700	88,225

Mitsubishi Gas Chemical Co., Inc. (Japan)			1,600	39,699

Sherwin-Williams Co. (The)			881	353,792

W.R. Grace & Co.			1,357	89,806

				1,518,776
Commercial and consumer services (0.9%)

Adecco Group AG (Switzerland)			1,542	124,286

Booz Allen Hamilton Holding Corp.			2,052	77,832

China Conch Venture Holdings, Ltd. (China)			11,500	34,414

Dai Nippon Printing Co., Ltd. (Japan)			2,400	50,067

Industrivarden AB Class A (Sweden)			5,891	147,556

Randstad Holding NV (Netherlands)			710	50,770

ServiceMaster Global Holdings, Inc.(NON)			1,143	58,704

Sporton International, Inc. (Taiwan)			9,000	47,773

Total System Services, Inc.			1,705	149,955

				741,357
Computers (3.4%)

Amadeus IT Holding SA Class A (Spain)			3,177	233,175

Apple, Inc.			8,350	1,487,302

Citrix Systems, Inc.(NON)			2,737	251,804

Fortinet, Inc.(NON)			4,027	203,243

Fujitsu, Ltd. (Japan)			1,000	5,987

HP, Inc.			21,720	508,031

Otsuka Corp. (Japan)			600	55,457

Synopsys, Inc.(NON)			1,475	124,888

Xerox Corp.			4,043	122,584

				2,992,471
Conglomerates (1.0%)

AMETEK, Inc.			1,807	136,862

Bouygues SA (France)			3,411	172,383

Danaher Corp.			2,557	250,023

Marubeni Corp. (Japan)			23,000	175,245

Mitsui & Co., Ltd. (Japan)			8,300	150,602

				885,115
Construction (0.6%)

China State Construction International Holdings, Ltd. (China)			44,000	59,476

CIMIC Group, Ltd. (Australia)			3,961	142,784

CTCI Corp. (Taiwan)			38,000	58,277

Kajima Corp. (Japan)			4,000	38,027

Loma Negra Cia Industrial Argentina SA ADR (Argentina)(NON)			1,548	33,700

Mota-Engil SGPS SA (Portugal)			12,448	60,360

Taisei Corp. (Japan)			1,400	70,978

Waskita Beton Precast Tbk PT (Indonesia)			1,174,600	40,856

				504,458
Consumer (0.7%)

Basso Industry Corp. (Taiwan)			17,000	35,405

Clorox Co. (The)			1,786	230,537

Kimberly-Clark Corp.			3,382	375,131

				641,073
Consumer finance (0.7%)

Chailease Holding Co., Ltd. (Taiwan)			24,000	79,278

Discover Financial Services			3,311	261,006

Synchrony Financial			8,025	292,030

				632,314
Consumer goods (0.5%)

Kao Corp. (Japan)			800	58,439

Pola Orbis Holdings, Inc. (Japan)			1,400	58,677

Procter & Gamble Co. (The)			4,257	334,260

				451,376
Consumer services (—%)

Liberty Expedia Holdings, Inc. Class A(NON)			596	23,399

				23,399
Containers (0.3%)

Berry Plastics Group, Inc.(NON)			1,118	60,819

Crown Holdings, Inc.(NON)			4,080	203,347

				264,166
Distribution (0.9%)

ITOCHU Corp. (Japan)			10,800	207,238

Sysco Corp.			5,738	342,272

Toyota Tsusho Corp. (Japan)			3,100	114,998

US Foods Holding Corp.(NON)			4,031	134,595

				799,103
Electric utilities (2.2%)

American Electric Power Co., Inc.			3,655	239,695

CenterPoint Energy, Inc.			4,201	113,637

Edison International			2,210	133,904

Enel SpA (Italy)			37,238	216,070

ENGIE SA (France)			971	15,168

Entergy Corp.			5,605	424,971

Exelon Corp.			5,712	211,572

FirstEnergy Corp.			7,121	230,222

Iberdrola SA (Spain)			2,976	21,913

Innogy SE (Germany)			1,385	55,401

KEC International, Ltd. (India)			4,895	30,965

OGE Energy Corp.			1,531	47,982

PPL Corp.			4,580	131,217

				1,872,717
Electrical equipment (0.1%)

KEI Industries, Ltd. (India)(NON)			7,546	44,137

				44,137
Electronics (3.2%)

Agilent Technologies, Inc.			2,167	148,635

Casetek Holdings, Ltd. (Taiwan)			17,063	55,233

Hoya Corp. (Japan)			3,000	158,065

Keyence Corp. (Japan)			100	60,481

MediaTek, Inc. (Taiwan)			11,000	110,961

NXP Semiconductor NV(NON)			5,683	708,443

Orbotech, Ltd. (Israel)(NON)			1,166	64,083

Rockwell Automation, Inc.			306	55,325

Samsung Electronics Co., Ltd. (South Korea)			185	400,954

Samsung Electronics Co., Ltd. (Preference) (South Korea)			23	42,171

Sino-American Silicon Products, Inc. (Taiwan)			12,000	35,874

SK Hynix, Inc. (South Korea)			244	17,250

Texas Instruments, Inc.			7,633	827,036

Trimble Inc.(NON)			1,593	60,422

				2,744,933
Energy (oil field) (—%)

Hilong Holding, Ltd. (China)			129,000	21,369

				21,369
Energy (other) (0.1%)

Canvest Environmental Protection Group Co., Ltd. (China)			93,000	53,320

China Everbright Greentech, Ltd. (China)(NON)			44,000	38,771

				92,091
Engineering and construction (0.5%)

ACS Actividades de Construccion y Servicios SA (Spain)			3,550	121,802

Jacobs Engineering Group, Inc.			1,796	109,664

Vinci SA (France)			1,999	197,130

				428,596
Entertainment (0.5%)

Dolby Laboratories, Inc. Class A			618	39,892

Live Nation Entertainment, Inc.(NON)			2,515	112,672

Royal Caribbean Cruises, Ltd.			2,546	322,324

				474,888
Environmental (—%)

Sunny Friend Environmental Technology Co., Ltd. (Taiwan)			4,000	31,628

				31,628
Financial (2.0%)

3i Group PLC (United Kingdom)			18,808	242,264

Ally Financial, Inc.			5,871	163,801

Assurant, Inc.			710	60,684

BGC Partners, Inc. Class A			2,492	32,944

CoreLogic, Inc.(NON)			598	27,209

CTBC Financial Holding Co., Ltd. (Taiwan)			117,000	84,335

DGB Financial Group, Inc. (South Korea)			3,686	41,946

Edelweiss Financial Services, Ltd. (India)			23,181	93,878

Hana Financial Group, Inc. (South Korea)			1,622	72,977

Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)			2,700	96,824

HSBC Holdings PLC (United Kingdom)			4,036	39,732

Macquarie Group, Ltd. (Australia)			1,049	83,853

Mizuho Financial Group, Inc. (Japan)			103,816	192,727

ORIX Corp. (Japan)			9,900	175,140

Shriram Transport Finance Co., Ltd. (India)			2,501	50,883

Sumitomo Mitsui Financial Group, Inc. (Japan)			5,007	217,091

UNIFIN Financiera, SAB de CV SOFOM, E.N.R. (Mexico)			14,015	49,612

				1,725,900
Food (2.3%)

Associated British Foods PLC (United Kingdom)			2,669	96,277

ConAgra Foods, Inc.			4,776	172,557

Distribuidora Internacional de Alimentacion SA (Spain)			3,677	17,503

Hershey Co. (The)			2,024	198,878

Ingredion, Inc.			947	123,716

Lamb Weston Holdings, Inc.			1,755	94,928

Metro Wholesale & Food Specialist AG (Germany)			5,241	102,563

Nestle SA (Switzerland)			1,423	113,271

Pinnacle Foods, Inc.			1,583	85,419

Tate & Lyle PLC (United Kingdom)			16,441	126,677

Tesco PLC (United Kingdom)			22,960	66,452

Tyson Foods, Inc. Class A			5,858	435,718

WH Group, Ltd. (Hong Kong)			143,500	176,627

WM Morrison Supermarkets PLC (United Kingdom)			47,023	145,468

X5 Retail Group NV GDR (Russia)(NON)			1,278	45,622

				2,001,676
Forest products and packaging (0.3%)

Domtar Corp.			1,058	47,356

Nine Dragons Paper Holdings, Ltd. (China)			27,000	48,056

Packaging Corp. of America			1,559	185,833

				281,245
Health-care services (4.2%)

Alfresa Holdings Corp. (Japan)			500	11,234

Anthem, Inc.			2,333	549,142

Charles River Laboratories International, Inc.(NON)			735	78,358

Cigna Corp.			2,112	413,720

Fleury SA (Brazil)			7,094	59,275

Fresenius Medical Care AG & Co., KGaA (Germany)			833	88,476

Humana, Inc.			1,601	435,184

McKesson Corp.			2,961	441,870

Medipal Holdings Corp. (Japan)			2,500	51,038

Premier, Inc. Class A(NON)			964	31,957

UnitedHealth Group, Inc.			5,741	1,298,385

WellCare Health Plans, Inc.(NON)			846	164,048

				3,622,687
Homebuilding (0.6%)

Berkeley Group Holdings PLC (The) (United Kingdom)			2,379	125,611

NVR, Inc.(NON)			39	110,884

Taylor Wimpey PLC (United Kingdom)			63,663	162,030

Thor Industries, Inc.			825	106,425

				504,950
Household furniture and appliances (0.2%)

Electrolux AB Ser. B (Sweden)			4,248	139,497

				139,497
Insurance (3.8%)

Allianz SE (Germany)			1,185	276,525

Allstate Corp. (The)			3,299	304,366

American Financial Group, Inc.			507	57,190

Assured Guaranty, Ltd.			1,588	54,913

AXA SA (France)			6,266	196,959

Cathay Financial Holding Co., Ltd. (Taiwan)			23,000	42,217

Discovery, Ltd. (South Africa)			2,137	32,395

DB Insurance Co., Ltd. (South Korea)			923	58,762

Hartford Financial Services Group, Inc. (The)			4,249	224,560

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			785	29,900

ING Life Insurance Korea, Ltd. (South Korea)			1,084	52,984

IRB Brasil Resseguros SA (Brazil)			8,177	97,462

Lincoln National Corp.			2,043	155,615

Loews Corp.			6,130	302,393

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			767	171,828

NN Group NV (Netherlands)			3,812	169,969

Ping An Insurance Group Co. of China, Ltd. (China)			9,000	94,753

Principal Financial Group, Inc.			1,575	98,170

Prudential Financial, Inc.			3,341	355,215

Reinsurance Group of America, Inc.			501	77,049

Swiss Re AG (Switzerland)			1,928	196,829

Torchmark Corp.			636	54,295

Travelers Cos., Inc. (The)			870	120,930

Unum Group			2,149	109,513

				3,334,792
Investment banking/Brokerage (1.4%)

Ameriprise Financial, Inc.			1,943	303,963

Daiwa Securities Group, Inc. (Japan)			4,000	26,647

E*Trade Financial Corp.(NON)			7,245	378,406

Goldman Sachs Group, Inc. (The)			1,162	305,525

Morgan Stanley			2,970	166,379

Raymond James Financial, Inc.			386	35,786

				1,216,706
Lodging/Tourism (0.7%)

Extended Stay America, Inc. (Units)			4,465	89,434

Galaxy Entertainment Group, Ltd. (Hong Kong)			4,000	34,683

Genting Bhd (Malaysia)			21,900	49,320

Hilton Grand Vacations, Inc.(NON)			660	28,486

Hilton Worldwide Holdings, Inc.			2,950	238,331

Hyatt Hotels Corp. Class A(NON)			538	41,571

TUI AG (Germany)			8,238	174,169

				655,994
Machinery (0.8%)

BWX Technologies, Inc.			1,418	89,277

Cummins, Inc.			2,189	368,124

Hitachi, Ltd. (Japan)			20,000	151,722

Honghua Group, Ltd. (China)(NON)			146,000	15,103

Mitsubishi Electric Corp. (Japan)			3,200	53,916

				678,142
Manufacturing (0.7%)

Crane Co.			325	30,001

Ingersoll-Rand PLC			2,966	263,381

Oshkosh Corp.			316	24,942

Parker Hannifin Corp.			1,471	262,529

				580,853
Media (0.6%)

Naspers, Ltd. Class N (South Africa)			605	166,170

Walt Disney Co. (The)			3,224	332,588

				498,758
Medical services (0.1%)

Service Corp. International			1,694	63,406

				63,406
Medical technology (0.1%)

Bruker Corp.			1,010	30,957

Straumann Holding AG (Switzerland)			123	82,566

				113,523
Metals (1.1%)

Anglo American PLC (United Kingdom)			6,299	152,886

APL Apollo Tubes, Ltd. (India)(NON)			1,022	31,987

BHP Billiton, Ltd. (Australia)			9,504	222,262

Boliden AB (Sweden)			897	31,793

Hindalco Industries, Ltd. (India)			11,424	42,672

Korea Zinc Co., Ltd. (South Korea)			118	55,564

Mitsubishi Materials Corp. (Japan)			400	12,495

Newmont Mining Corp.			3,473	132,669

POSCO (South Korea)			213	70,747

Rio Tinto PLC (United Kingdom)			1,284	68,776

Skipper, Ltd. (India)(NON)			10,144	36,822

United Co. RUSAL PLC (RUSAL) (Russia)			68,000	46,489

voestalpine AG (Austria)			736	42,510

				947,672
Natural gas utilities (0.6%)

Eni SpA (Italy)			1,005	16,730

Kinder Morgan, Inc.			18,510	299,862

NiSource, Inc.			986	22,806

UGI Corp.			2,574	110,914

Vectren Corp.			645	38,861

				489,173
Office equipment and supplies (0.2%)

Avery Dennison Corp.			1,275	150,641

				150,641
Oil and gas (4.4%)

Caltex Australia, Ltd. (Australia)			1,227	33,281

Chevron Corp.			5,765	645,219

CNOOC, Ltd. (China)			39,000	55,563

Exxon Mobil Corp.			12,024	910,698

Lukoil PJSC ADR (Russia)			1,545	103,450

Marathon Petroleum Corp.			5,473	350,600

NOVATEK PJSC GDR (Russia)			543	73,966

Petroleo Brasileiro SA - Petrobras ADR (Brazil)(NON)			3,728	52,341

Petroleo Brasileiro SA - Petrobras ADR (Preference) (Brazil)(NON)			1,289	16,873

PTT PCL (Foreign depositary shares) (Thailand)			4,800	87,162

Repsol SA (Spain)			10,033	178,774

Royal Dutch Shell PLC Class B (United Kingdom)			3,159	100,184

Total SA (France)			5,131	292,944

Valero Energy Corp.			6,787	613,681

Williams Cos., Inc. (The)			11,991	332,870

				3,847,606
Pharmaceuticals (4.2%)

AbbVie, Inc.			3,483	403,436

Allergan PLC			155	23,904

AstraZeneca PLC (United Kingdom)			347	22,727

Bristol-Myers Squibb Co.			4,052	268,242

China Traditional Chinese Medicine Holdings Co., Ltd. (China)			88,000	52,862

Eli Lilly & Co.			5,277	406,435

GlaxoSmithKline PLC (United Kingdom)			6,553	117,643

Johnson & Johnson			6,763	878,378

Merck & Co., Inc.			8,214	445,363

Novartis AG (Switzerland)			3,996	334,335

Pfizer, Inc.			3,353	121,747

Recordati SpA (Italy)			3,460	123,360

Roche Holding AG (Switzerland)			1,314	304,675

Shionogi & Co., Ltd. (Japan)			2,400	124,885

				3,627,992
Photography/Imaging (0.1%)

Sunny Optical Technology Group Co., Ltd. (China)			3,900	64,754

				64,754
Publishing (0.5%)

News Corp. Class A			3,550	57,262

S&P Global, Inc.			1,810	347,158

Toppan Printing Co., Ltd. (Japan)			6,000	51,352

				455,772
Railroads (1.1%)

Central Japan Railway Co. (Japan)			1,000	186,071

Union Pacific Corp.			5,697	742,034

				928,105
Real estate (3.2%)

AGNC Investment Corp.(R)			8,228	147,610

Apartment Investment & Management Co. Class A(R)			1,426	55,129

Apple Hospitality REIT, Inc.(R)			2,242	38,092

Barratt Developments PLC (United Kingdom)			11,795	87,335

Brandywine Realty Trust(R)			2,124	33,262

Brixmor Property Group, Inc.(R)			3,819	59,347

Camden Property Trust(R)			1,081	86,167

CBRE Group, Inc. Class A(NON)			2,582	120,709

Cheung Kong Property Holdings, Ltd. (Hong Kong)			18,000	154,601

Chimera Investment Corp.(R)			2,101	35,213

China Aoyuan Property Group, Ltd. (China)			52,000	41,330

China Overseas Land & Investment, Ltd. (China)			20,000	69,418

Colony NorthStar, Inc. Class A(R)			5,546	43,148

Duke Realty Corp.(R)			3,332	82,534

Emaar Development PJSC (United Arab Emirates)(NON)			42,094	60,627

Equity Commonwealth(NON)(R)			883	25,978

Equity Lifestyle Properties, Inc.(R)			539	45,605

Equity Residential Trust(R)			3,019	169,758

Fonciere Des Regions (France)(R)			1,496	156,379

Forest City Realty Trust, Inc. Class A(R)			2,797	59,492

Gaming and Leisure Properties, Inc.(R)			1,020	33,925

HCP, Inc.(R)			4,963	107,399

Highwoods Properties, Inc.(R)			1,243	53,461

Hudson Pacific Properties, Inc.(R)			1,221	38,547

Kerry Properties, Ltd. (Hong Kong)			14,500	65,572

KWG Property Holding, Ltd. (China)			27,500	37,863

Liberty Property Trust(R)			1,322	51,902

MFA Financial, Inc.(R)			3,445	24,528

MRV Engenharia e Participacoes SA (Brazil)			12,081	56,481

Nomura Real Estate Holdings, Inc. (Japan)			1,400	33,690

Outfront Media, Inc.(R)			1,563	32,057

Park Hotels & Resorts, Inc.(R)			2,792	72,564

Persimmon PLC (United Kingdom)			4,711	167,785

Realogy Holdings Corp.			2,849	72,792

Senior Housing Properties Trust(R)			1,397	21,151

Spirit Realty Capital, Inc.(R)			9,395	73,281

Starwood Property Trust, Inc.(R)			2,740	55,485

Sun Hung Kai Properties, Ltd. (Hong Kong)			4,000	66,378

Vornado Realty Trust(R)			1,631	108,413

WP Carey, Inc.(R)			378	22,650

				2,767,658
Restaurants (1.0%)

Arcos Dorados Holdings, Inc. Class A (Brazil)(NON)			5,218	49,832

Jubilant Foodworks, Ltd. (India)			2,343	72,561

McDonald's Corp.			3,206	505,714

Xiabuxiabu Catering Management China Holdings Co., Ltd. (China)			19,500	36,284

Yum! Brands, Inc.			2,223	180,908

				845,299
Retail (4.7%)

Amazon.com, Inc.(NON)			152	229,892

Harvey Norman Holdings, Ltd. (Australia)(S)			19,418	60,136

Home Depot, Inc. (The)			4,966	905,153

J Sainsbury PLC (United Kingdom)			46,049	163,425

KAR Auction Services, Inc.			1,769	95,668

Kingfisher PLC (United Kingdom)			30,781	151,497

Lagardere SCA (France)			618	18,163

Lowe's Cos., Inc.			9,342	836,950

Marks & Spencer Group PLC (United Kingdom)			26,466	107,253

Massmart Holdings, Ltd. (South Africa)			3,937	54,471

Padini Holdings Bhd (Malaysia)			22,900	28,954

Poya International Co., Ltd. (Taiwan)			5,030	64,558

PVH Corp.			1,977	285,242

Robinsons Retail Holdings, Inc. (Philippines)			2,830	5,145

Ross Stores, Inc.			4,158	324,698

TCI Co., Ltd. (Taiwan)			3,000	33,101

TJX Cos., Inc. (The)			2,826	233,654

Toro Co. (The)			778	49,457

Wal-Mart de Mexico SAB de CV (Mexico)			29,768	69,672

Walgreens Boots Alliance, Inc.			5,589	385,026

				4,102,115
Schools (0.1%)

Ser Educacional SA 144A (Brazil)			4,118	39,317

TAL Education Group ADR (China)			1,351	51,014

				90,331
Semiconductor (1.0%)

Applied Materials, Inc.			3,616	208,245

Globalwafers Co., Ltd. (Taiwan)			2,000	28,300

KLA-Tencor Corp.			2,303	260,953

Maxim Integrated Products, Inc.			3,705	225,783

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			18,000	147,828

				871,109
Shipping (—%)

Yangzijiang Shipbuilding Holdings, Ltd. (China)			16,700	18,829

				18,829
Software (5.4%)

Adobe Systems, Inc.(NON)			914	191,145

Amdocs, Ltd.			2,659	174,936

Cadence Design Systems, Inc.(NON)			2,678	103,826

Chinasoft International, Ltd. (China)			64,000	46,603

Electronic Arts, Inc.(NON)			3,899	482,306

F5 Networks, Inc.(NON)			1,209	179,561

Intuit, Inc.			2,369	395,291

Microsoft Corp.			25,701	2,409,983

Tencent Holdings, Ltd. (China)			6,400	351,000

VMware, Inc. Class A(NON)(S)			2,502	329,639

				4,664,290
Staffing (0.1%)

ManpowerGroup, Inc.			994	117,749

				117,749
Technology services (5.0%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			1,600	297,824

Alphabet, Inc. Class A(NON)			2,049	2,261,923

AtoS SE (France)			445	58,561

Cognizant Technology Solutions Corp. Class A			1,444	118,437

Dun & Bradstreet Corp. (The)			935	116,912

DXC Technology Co.			3,185	326,590

Facebook, Inc. Class A(NON)			2,704	482,177

IBM Corp.			3,235	504,110

NCSOFT Corp. (South Korea)			93	31,814

Yandex NV Class A (Russia)(NON)			1,859	76,386

Zebra Technologies Corp. Class A(NON)			513	70,866

				4,345,600
Telecommunications (0.5%)

BT Group PLC (United Kingdom)			11,119	36,643

Juniper Networks, Inc.			9,008	231,145

Telstra Corp., Ltd. (Australia)			50,798	131,452

TIM Participacoes SA ADR (Brazil)			2,897	61,648

				460,888
Telephone (2.0%)

KDDI Corp. (Japan)			7,200	176,867

Nippon Telegraph & Telephone Corp. (Japan)			3,700	171,356

Swisscom AG (Switzerland)			282	152,248

Telecom Argentina SA ADR (Argentina)			1,077	35,875

Verizon Communications, Inc.			24,492	1,169,248

				1,705,594
Textiles (0.9%)

Carter's, Inc.			424	49,472

Michael Kors Holdings, Ltd.(NON)			3,234	203,516

Nameson Holdings, Ltd. (Hong Kong)			114,000	41,177

Ralph Lauren Corp.			4,642	491,309

				785,474
Tobacco (0.1%)

Swedish Match AB (Sweden)			2,118	89,746

				89,746
Toys (0.3%)

Hasbro, Inc.			1,993	190,471

JUMBO SA (Greece)			1,493	27,062

Namco Bandai Holdings, Inc. (Japan)			900	29,040

				246,573
Transportation services (0.4%)

Deutsche Post AG (Germany)			4,856	222,793

Royal Mail PLC (United Kingdom)			16,169	124,478

				347,271
Trucks and parts (0.5%)

Allison Transmission Holdings, Inc.			6,563	260,092

Faurecia SA (France)			1,491	125,353

Iochpe Maxion SA (Brazil)			6,897	46,923

JTEKT Corp (Japan)			2,100	32,406

				464,774
Waste Management (0.2%)

Waste Management, Inc.			2,571	221,929

				221,929
Water Utilities (0.1%)

China Water Affairs Group, Ltd. (China)			70,000	61,484

				61,484

Total common stocks (cost $62,382,386)				$76,844,781

INVESTMENT COMPANIES (2.2%)(a)
			Shares	Value

iShares MSCI Emerging Markets ETF			904	$43,410

SPDR S&P 500 ETF Trust			6,012	1,633,160

SPDR S&P MidCap 400 ETF Trust			655	222,215

Total investment companies (cost $1,833,574)				$1,898,785

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Hangzhou Hikvision Digital Technology Co., Ltd. 144A (China)	2/11/19	$0.00	5,000	$33,615

Tonghua Dongbao Pharmaceutical Co., Ltd. 144A (China)	11/12/18	0.00	9,800	36,216

Wuliangye Yibin Co., Ltd. 144A (China)	4/12/18	0.00	99	1,161

Total warrants (cost $67,486)				$70,992

SHORT-TERM INVESTMENTS (10.2%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.65%(AFF)		Shares	612,682	$612,682

Putnam Short Term Investment Fund 1.54%(AFF)		Shares	7,945,069	7,945,069

U.S. Treasury Bills 1.442%, 4/19/18(SEG)			$255,999	255,463

U.S. Treasury Bills 1.540%, 5/17/18(SEG)			31,000	30,896

U.S. Treasury Bills 1.609%, 5/24/18(SEG)			13,000	12,951

U.S. Treasury Bills 1.633%, 6/14/18(SEG)			13,999	13,933

Total short-term investments (cost $8,871,043)				$8,870,994

TOTAL INVESTMENTS

Total investments (cost $73,154,489)				$87,685,552

FORWARD CURRENCY CONTRACTS at 2/28/18 (aggregate face value $17,953,515) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/18/18	$221,689	$227,135	$(5,446)
	Australian Dollar	Sell	4/18/18	$82,726	$83,073	$347
	British Pound	Buy	3/21/18	306,713	312,058	(5,345)
	Canadian Dollar	Sell	4/18/18	22,153	22,741	588
	Euro	Buy	3/21/18	492,238	490,396	1,842
	Euro	Sell	3/21/18	232,741	232,527	(214)
	Mexican Peso	Buy	4/11/18	93,142	93,528	(386)
	Mexican Peso	Sell	4/11/18	93,142	93,336	194
	New Zealand Dollar	Buy	4/18/18	87,450	89,590	(2,140)
	New Zealand Dollar	Sell	4/18/18	89,181	90,448	1,267
	Norwegian Krone	Buy	3/21/18	316,774	305,427	11,347
	Norwegian Krone	Sell	3/21/18	236,355	232,863	(3,492)
	Russian Ruble	Buy	3/21/18	89,712	90,372	(660)
	Russian Ruble	Sell	3/21/18	89,712	85,244	(4,468)
	Russian Ruble	Buy	6/20/18	87,095	87,586	(491)
	Swedish Krona	Buy	3/21/18	83,974	83,092	882
	Swedish Krona	Sell	3/21/18	255,993	260,166	4,173
	Swiss Franc	Buy	3/21/18	177,341	180,346	(3,005)
	Swiss Franc	Sell	3/21/18	177,659	175,437	(2,222)
Barclays Bank PLC
	Australian Dollar	Buy	4/18/18	148,285	149,594	(1,309)
	British Pound	Sell	3/21/18	256,146	253,538	(2,608)
	Canadian Dollar	Sell	4/18/18	1,872	541	(1,331)
	Euro	Buy	3/21/18	299,449	298,824	625
	Hong Kong Dollar	Sell	5/16/18	12,293	12,306	13
	Norwegian Krone	Buy	3/21/18	88,769	86,601	2,168
	Norwegian Krone	Sell	3/21/18	88,769	84,534	(4,235)
	Swedish Krona	Sell	3/21/18	251,474	252,549	1,075
	Swiss Franc	Buy	3/21/18	147,113	143,905	3,208
Citibank, N.A.
	Australian Dollar	Buy	4/18/18	176,015	181,796	(5,781)
	Brazilian Real	Buy	4/3/18	34,074	35,410	(1,336)
	Brazilian Real	Buy	7/3/18	86,851	87,154	(303)
	British Pound	Buy	3/21/18	4,547	3,898	649
	Canadian Dollar	Sell	4/18/18	85,491	88,053	2,562
	Danish Krone	Buy	3/21/18	231,113	227,210	3,903
	Euro	Buy	3/21/18	377,515	378,242	(727)
	New Zealand Dollar	Sell	4/18/18	164,880	165,519	639
	Norwegian Krone	Buy	3/21/18	216,639	207,246	9,393
	Norwegian Krone	Sell	3/21/18	216,639	217,142	503
	Swedish Krona	Sell	3/21/18	182,799	186,879	4,080
Credit Suisse International
	British Pound	Sell	3/21/18	174,025	175,207	1,182
	Euro	Buy	3/21/18	84,422	86,683	(2,261)
	Japanese Yen	Buy	5/16/18	307,359	303,154	4,205
	New Zealand Dollar	Sell	4/18/18	144	536	392
	Norwegian Krone	Buy	3/21/18	3,332	5,761	(2,429)
	Swedish Krona	Sell	3/21/18	59,768	63,644	3,876
Goldman Sachs International
	Australian Dollar	Buy	4/18/18	122,108	126,741	(4,633)
	Brazilian Real	Sell	4/3/18	23,115	20,906	(2,209)
	Brazilian Real	Buy	7/3/18	86,851	87,120	(269)
	British Pound	Sell	3/21/18	128,693	128,210	(483)
	Canadian Dollar	Sell	4/18/18	82,215	84,250	2,035
	Euro	Buy	3/21/18	741,839	743,401	(1,562)
	Japanese Yen	Buy	5/16/18	87,288	86,692	596
	Mexican Peso	Buy	4/11/18	404,307	394,559	9,748
	Mexican Peso	Sell	4/11/18	404,307	400,141	(4,166)
	New Zealand Dollar	Sell	4/18/18	74,906	71,256	(3,650)
	Norwegian Krone	Buy	3/21/18	160,522	153,432	7,090
	Norwegian Krone	Sell	3/21/18	160,522	155,753	(4,769)
	Swedish Krona	Sell	3/21/18	252,187	254,661	2,474
	Swiss Franc	Buy	3/21/18	1,167	7,241	(6,074)
HSBC Bank USA, National Association
	British Pound	Sell	3/21/18	87,219	87,446	227
	Canadian Dollar	Buy	4/18/18	936	3,643	(2,707)
	Euro	Buy	3/21/18	243,615	245,544	(1,929)
	Mexican Peso	Buy	4/18/18	2,538	2,427	111
	Swedish Krona	Sell	3/21/18	85,001	84,935	(66)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/18/18	387,063	391,530	(4,467)
	British Pound	Sell	3/21/18	105,820	106,335	515
	Canadian Dollar	Buy	4/18/18	127,691	131,076	(3,385)
	Euro	Buy	3/21/18	76,481	75,146	1,335
	Japanese Yen	Sell	5/16/18	1,092,410	1,066,221	(26,189)
	Mexican Peso	Buy	4/11/18	49,644	49,671	(27)
	Mexican Peso	Sell	4/11/18	49,644	49,431	(213)
	New Zealand Dollar	Sell	4/18/18	169,277	167,402	(1,875)
	Norwegian Krone	Buy	3/21/18	151,121	147,925	3,196
	Norwegian Krone	Sell	3/21/18	151,121	151,356	235
	Russian Ruble	Buy	6/20/18	87,095	87,665	(570)
	Singapore Dollar	Buy	5/16/18	203,716	206,287	(2,571)
	Swedish Krona	Sell	3/21/18	232,732	237,349	4,617
	Swiss Franc	Buy	3/21/18	33,622	39,548	(5,926)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/18/18	322,436	328,069	(5,633)
	Canadian Dollar	Sell	4/18/18	75,663	77,805	2,142
	Euro	Buy	3/21/18	321,195	317,411	3,784
	Japanese Yen	Sell	5/16/18	58,663	57,381	(1,282)
	New Zealand Dollar	Sell	4/18/18	80,385	80,296	(89)
	Norwegian Krone	Buy	3/21/18	44,803	42,829	1,974
	Norwegian Krone	Sell	3/21/18	44,803	44,981	178
	Swedish Krona	Sell	3/21/18	162,002	162,310	308
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/18/18	265,110	267,643	(2,533)
	British Pound	Sell	3/21/18	174,851	174,432	(419)
	Canadian Dollar	Sell	4/18/18	42,121	41,958	(163)
	Euro	Buy	3/21/18	392,300	390,039	2,261
	Japanese Yen	Buy	5/16/18	71,173	71,037	136
	New Zealand Dollar	Buy	4/18/18	55,008	54,203	805
	Norwegian Krone	Buy	3/21/18	239,700	234,316	5,384
	Norwegian Krone	Sell	3/21/18	239,700	239,399	(301)
	Swedish Krona	Sell	3/21/18	218,930	222,343	3,413
UBS AG
	Australian Dollar	Buy	4/18/18	389,705	392,503	(2,798)
	Canadian Dollar	Buy	4/18/18	86,583	88,878	(2,295)
	Euro	Buy	3/21/18	341,598	339,785	1,813
	Japanese Yen	Buy	5/16/18	226,084	223,534	2,550
	New Zealand Dollar	Sell	4/18/18	260,693	257,124	(3,569)
	Norwegian Krone	Buy	3/21/18	151,133	151,747	(614)
	Norwegian Krone	Sell	3/21/18	151,133	151,367	234
	Swedish Krona	Sell	3/21/18	133,241	133,350	109
WestPac Banking Corp.
	Euro	Buy	3/21/18	171,166	172,878	(1,712)
	Japanese Yen	Buy	5/16/18	265,633	259,306	6,327

Unrealized appreciation						122,710

Unrealized (depreciation)						(149,337)

Total						$(26,627)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 2/28/18 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Russell 2000 Index E-Mini (Long)	74	$5,636,354	$5,591,440	Mar-18	$(44,914)
S&P 500 Index E-Mini (Long)	8	1,056,911	1,085,760	Mar-18	28,849
S&P 500 Index E-Mini (Short)	6	792,633	814,320	Mar-18	(21,687)
Tokyo Price Index (Long)	5	839,959	828,530	Mar-18	(11,429)

Unrealized appreciation					28,849

Unrealized (depreciation)					(78,030)

Total					$(49,181)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2017 through February 28, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $86,887,291.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,686,200	$7,708,129	$8,781,647	$10,861	$612,682
	Putnam Short Term Investment Fund**	7,647,192	17,637,275	17,339,398	73,770	7,945,069

	Total Short-term investments	$9,333,392	$25,345,404	$26,121,045	$84,631	$8,557,751
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $612,682, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $601,904. Certain of these securities were sold prior to the close of the reporting period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $313,264.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $91,983 to cover certain derivative contracts, and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	75.2%
	Japan	4.5
	United Kingdom	2.9
	China	2.3
	France	2.0
	Germany	1.8
	Switzerland	1.5
	South Korea	1.1
	Taiwan	1.1
	Australia	0.9
	Hong Kong	0.7
	Italy	0.7
	Spain	0.7
	Russia	0.6
	Brazil	0.5
	India	0.5
	Sweden	0.5
	Other	2.5

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to enhance the return on a security owned, to enhance the return on securities owned, and to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $59,754 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
			Valuation inputs

	Investments in securities:	Level 1	Level 2	Level 3
	Common stocks*:
	Basic materials	$1,166,407	$2,085,744	$—
	Capital goods	4,944,615	773,197	—
	Communication services	1,630,091	896,355	—
	Conglomerates	386,885	498,230	—
	Consumer cyclicals	7,607,491	2,641,156	—
	Consumer staples	4,096,836	1,909,717	—
	Energy	3,009,444	951,622	—
	Financials	10,132,040	5,404,447	—
	Government	—	81,131	—
	Health care	7,284,506	1,313,801	—
	Technology	13,778,689	1,904,468	—
	Transportation	1,159,465	765,070	—
	Utilities and power	2,005,643	417,731	—
	Total common stocks	57,202,112	19,642,669	—
	Investment companies	1,898,785	—	—
	Warrants	—	70,992	—
	Short-term investments	7,945,069	925,925	—

	Totals by level	$67,045,966	$20,639,586	$—

			Valuation inputs

	Other financial instruments:	Level 1	Level 2	Level 3

	Forward currency contracts	$—	$(26,627)	$—
	Futures contracts	(49,181)	—	—

	Totals by level	$(49,181)	$(26,627)	$—

	* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

	During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
	Fair Value of Derivative Instruments as of the close of the reporting period
		Asset derivatives	Liability derivatives

	Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
	Foreign exchange contracts	122,710	149,337
	Equity contracts	99,841	78,030

	Total	$222,551	$227,367

	The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
	Purchased equity option contracts (contract amount)		$—*
	Written equity option contracts (contract amount)		$—*
	Futures contracts (number of contracts)		90
	Forward currency contracts (contract amount)		$27,300,000
	Warrants (number of warrants)		15,000
*	For the reporting period there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2018